UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Tactical Market Opportunities Fund

Portfolio of Investments	December 31, 2014 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 52.3%

	EXCHANGE-TRADED FUNDS – 45.5%

	Commodity Funds – 1.5%

65,500	United States Oil Fund, LP	$1,333,580
	Total Commodity Funds (cost $1,681,858)	1,333,580

	Equity Funds – 29.8%

30,800	Consumer Staples Select Sector SPDR Trust	1,493,492

11,700	Energy Select Sector SPDR Trust	926,172

130,000	Financial Select Sector SPDR Trust	3,214,900

24,300	Health Care Select Sector SPDR Trust	1,661,634

12,800	Industrial Select Sector SPDR Trust	724,096

293,000	iShares Mortgage Real Estate Capped ETF	3,431,030

114,000	iShares MSCI ACWI ex U.S. ETF	4,904,280

12,000	iShares MSCI Australia ETF	266,040

4,000	iShares MSCI Finland Capped ETF	127,920

27,000	iShares MSCI Germany ETF	740,070

14,000	iShares MSCI Hong Kong ETF	287,560

25,000	iShares MSCI Japan ETF	281,000

7,500	iShares MSCI Mexico Capped ETF	445,425

13,000	iShares MSCI Sweden ETF	411,710

15,500	iShares MSCI United Kingdom ETF	279,465

2,700	iShares U.S. Aerospace & Defense ETF	309,663

29,500	iShares U.S. Telecommunications ETF	863,760

5,000	Materials Select Sector SPDR Trust	242,900

22,300	SPDR S&P Oil & Gas Exploration & Production ETF	1,067,278

125,700	Technology Select Sector SPDR Fund	5,197,695
	Total Equity Funds (cost $24,871,745)	26,876,090

	Fixed Income Funds – 14.2%

8,300	iShares J.P. Morgan USD Emerging Markets Bond ETF	910,593

18,500	iShares National AMT-Free Municipal Bond Fund	2,041,290

126,760	Market Vectors High Yield Municipal Index ETF	3,910,546

100,170	PowerShares CEF Income Composite Portfolio	2,365,014

83,000	PowerShares Emerging Markets Sovereign Debt Portfolio	2,337,280

70,237	PowerShares Financial Preferred Portfolio	1,282,527
	Total Fixed Income Funds (cost $12,910,274)	12,847,250
	Total Exchange-Traded Funds (cost $39,463,877)	41,056,920

Nuveen Investments	1

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon		Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 6.8%

		Mexico – 6.8%

30,000	MXN	Mexico Bonos	8.000%		6/11/20	A	$2,288,628

54,000	MXN	Mexico Bonos	6.500%		6/09/22	A	3,837,513
84,000	MXN	Total Sovereign Debt (cost $7,404,683)					6,126,141
		Total Long-Term Investments (cost $46,868,560)					47,183,061

Shares/ Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (4)	Value

		SHORT-TERM INVESTMENTS – 47.2%

		Money Market Funds – 27.7%

25,050,455		First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$25,050,455

		U.S. Government and Agency Obligations – 19.5%

$7,600		U.S. Treasury Bills, (6)	0.000%		1/15/15	AAA	7,599,932

10,000		U.S. Treasury Bills	0.000%		11/12/15	AAA	9,984,740
$17,600		Total U.S. Government and Agency Obligations					17,584,672
		Total Short-Term Investments (cost $42,637,919)					42,635,127
		Total Investments (cost $89,506,479) – 99.5%					89,818,188
		Other Assets Less Liabilities – 0.5% (7)					441,155
		Net Assets – 100%					$90,259,343

Investments in Derivatives as of December 31, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	Long	148	3/15	$11,749,235	$177,913
CME Nikkei 225	Long	16	3/15	1,392,000	(37,272)
Euro-Bund	Short	(88)	3/15	(16,597,766)	(283,453)
Kospi 200 Index	Short	(8)	3/15	(887,959)	29,255
Long Gilt	Short	(11)	3/15	(2,049,299)	(55,572)
Mexican Peso	Short	(90)	3/15	(3,037,500)	68,476
MSCI EAFE Mini Index	Short	(32)	3/15	(2,812,640)	(26,149)
MSCI Emerging Markets Index	Short	(81)	3/15	(3,878,685)	(260,995)
MSCI Singapore Index	Long	18	1/15	1,037,074	6,699
MSCI Taiwan Index	Short	(32)	1/15	(1,097,920)	(19,376)
NASDAQ 100 E-Mini	Short	(34)	3/15	(2,878,270)	(272)
Russell 2000 Mini Index	Short	(24)	3/15	(2,881,680)	(102,804)
S&P 500 E-Mini	Short	(242)	3/15	(24,834,040)	(344,007)
S&P MidCap 400 E-Mini	Long	20	3/15	2,897,200	67,632
U.S. 5-Year Treasury Note	Short	(53)	3/15	(6,303,273)	1,940
U.S. 10-Year Treasury Note	Long	53	3/15	6,720,234	35,479
U.S. Dollar Index	Long	81	3/15	7,342,407	137,821
				$(36,120,882)	$(604,685)
*	The aggregate Notional Amount at Value of long and short positions is $31,138,150 and $(67,259,032), respectively.

2	Nuveen Investments

Investments in Derivatives as of December 31, 2014 (continued)

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value (7)

(150)	United States Oil Fund, LP	$(352,500)	1/17/15	$23.50	$(1,050)
(150)	Total Call Options Written (premiums received $4,950)	$(352,500)			$(1,050)

Put Options Written outstanding:

Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value (7)

(52)	iShares iBoxx $ High Yield Corporate Bond ETF	$(431,600)	1/17/15	$83.00	$(520)

(90)	iShares MSCI Brazil Capped ETF	(288,000)	1/17/15	32.00	(720)

(150)	Market Vectors Junior Gold Miners ETF	(270,000)	1/17/15	18.00	(750)

(200)	SPDR S&P Oil & Gas Exploration & Production ETF	(800,000)	1/17/15	40.00	(4,400)

(200)	United States Oil Fund, LP	(440,000)	1/17/15	22.00	(37,800)

(90)	WisdomTree Japan Hedged Equity Fund	(406,980)	1/17/15	45.22	(1,080)
(782)	Total Put Options Written (premiums received $21,908)	$(2,636,580)			$(45,270)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$41,056,920	$—	$—	$41,056,920
Sovereign Debt	—	6,126,141	—	6,126,141
Short-Term Investments:
Money Market Funds	25,050,455	—	—	25,050,455
U.S. Government and Agency Obligations	—	17,584,672	—	17,584,672
Investments in Derivatives:
Futures Contracts*	(604,685)	—	—	(604,685)
Call Options Written	(1,050)	—	—	(1,050)
Put Options Written	(45,270)	—	—	(45,270)
Total	$65,456,370	$23,710,813	$—	$89,167,183
*	Represents net unrealized appreciation (depreciation).

See accompanying notes to financial statements.

Nuveen Investments	3

Nuveen Tactical Market Opportunities Fund (continued)

Portfolio of Investments	December 31, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments (excluding investments in derivatives) was $89,748,947.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$2,712,761
Depreciation	(2,643,520)
Net unrealized appreciation (depreciation) of investments	$69,241

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(7)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives as of the end of the reporting period.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable.

ACWI	All Country World Index

CEF	Closed-End Fund

CME	Chicago Mercantile Exchange

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

NASDAQ	National Association of Securities Dealers Automated Quotations

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depositary Receipts

4	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: February 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: February 27, 2015